Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2015	2016	2017

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$25,195	50,912	27,967
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	343,570	344,655	344,849
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.07	0.15	0.08

	Year Ended December 31,
	2015	2016	2017

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$25,195	50,912	27,967
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	343,570	344,655	344,849
Unvested RSUs (in thousands)	562	69	54
	344,132	344,724	344,903
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.07	0.15	0.08

Schedule Of Changes In Company Ownership Interests In Subsidiaries [Table Text Block]
The effects of changes in the Company’s ownership interests in its subsidiaries on Himax Technologies, Inc. equity are set forth as follows:

	Year Ended December 31,
	2015	2016	2017

	(in thousands)

Net income attributable to Himax Technologies, Inc. stockholders	$25,195	50,912	27,967
Transfers (to) from the noncontrolling interests:
Increase in Himax Technologies, Inc.’s paid-in capital for sale of shares of subsidiaries	32	9	5
Decrease in Himax Technologies, Inc.’s paid-in capital and retained earnings for purchase of shares of subsidiaries	(1,036)	(229)	(10)
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$24,191	50,692	27,962